Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of warrant’s

The summary of warrant’s activity is as follows:

	Warrants Outstanding	Warrants Exercisable	Class A Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
				US$
December 31, 2023	5,570,275	5,570,275	5,570,275	$1.66	1.63
Granted	251,608 *	251,608	251,608	$3.33	2.00
Forfeited	(67,850)	(67,850)	(67,850)	$2.18	-
Exercised	(810,425)	(810,425)	(810,425)	$1.65	-
December 31, 2024	4,943,608	4,943,608	4,943,608	$1.73	0.59
Granted	4,949,156	4,949,156	4,949,156	$1.65	1.85
Forfeited	(4,778,895)	(4,778,895)	(4,778,895)	$1.73	-
Exercised	(164,713)	(164,713)	(164,713)	$1.23	-
December 31, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38

*	The number of warrants were estimated based upon the IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share.